Borrowings, Interest Rates, Unused Lines of Credit, Future Principle Repayments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowings
Weighted average interest rate (as a percent)	4.50%	4.64%
Principal amount of short-term borrowings	¥ 2,910,859	¥ 2,912,867
Principal amount of long-term borrowings	2,061,399	2,701,438
Unused lines of credit	1,242,159
Interest incurred	354,319	319,210	¥ 274,476
Interest capitalized in the cost of property, plant and equipment and project assets	29,905	36,828	¥ 29,931
Bank borrowing loan against asset		70,000
Future principal repayments on the long-term borrowings
2018	996,010
2019	1,130,345
2020	120,566
2021	97,953
Thereafter	712,535
Total	3,057,409
Industrial and Commercial Bank of China | Dunhuang JA Solar Power Development Co., Ltd. ("JA Dunhuang")
Borrowings
Maximum borrowing capacity	¥ 504,000
Maximum consecutive months percentage of bad debt provision in account receivable	2 months
Maximum ratio of overdue accounts receivable	45.00%
China Construction Bank | JingAo Solar Co., Ltd. ("JA Hebei")
Borrowings
Maximum borrowing capacity	¥ 45,000
Maximum gearing ratio	60.00%
Minimum current ratio	60.00%
Maximum ratio of external guarantee to net asset	90.00%
China Construction Bank | JA Solar (Xingtai) Co., Ltd
Borrowings
Maximum borrowing capacity	¥ 80,000
Maximum gearing ratio	80.00%
Minimum current ratio	100.00%
Minimum quick ratio	0.8
Borrowings from non financial institutions
Borrowings
Principal amount of short-term borrowings	¥ 0	0
Borrowings from non financial institutions | Huaneng Tiancheng Financing Lease Co., Ltd. ("Huaneng Tiancheng")
Borrowings
Principal amount of long-term borrowings	¥ 0	¥ 0
Unsecured short-term bank borrowings
Borrowings
Weighted average interest rate (as a percent)	4.12%	3.96%
Principal amount of short-term borrowings	¥ 1,707,848	¥ 1,793,919
Short-term borrowings secured by restricted cash
Borrowings
Weighted average interest rate (as a percent)	3.09%	2.55%
Principal amount of short-term borrowings	¥ 358,731	¥ 321,172
Short-term borrowings secured by Accounts Receivable | Agriculture Bank of China
Borrowings
Bank borrowing loan against asset	210,091
Net book value of accounts receivable pledged as collateral	¥ 296,805
Short-term bank borrowings secured by assets
Borrowings
Weighted average interest rate (as a percent)	3.74%	4.77%
Principal amount of short-term borrowings	¥ 844,280	¥ 797,776
Short-term bank borrowings secured by assets | Industrial Bank Co., Ltd.
Borrowings
Bank borrowing loan against asset	200,000
Net book value of buildings pledged as collateral	73,995
Short-term bank borrowings secured by assets | Bank of Jiangsu
Borrowings
Bank borrowing loan against asset	35,000
Net book value of buildings pledged as collateral	23,207
Net book value of prepaid land use rights pledged as collateral	8,231
Short-term bank borrowings secured by assets | Industrial and Commercial Bank of China
Borrowings
Bank borrowing loan against asset	44,938
Net book value of buildings pledged as collateral	214,217
Short-term bank borrowings secured by assets | Industrial and Commercial Bank of China | Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong")
Borrowings
Net book value of prepaid land use rights pledged as collateral	69,043
Short-term bank borrowings secured by assets | China Merchants Bank
Borrowings
Short-term bank loans secured by pledge of project assets	7,140
Net book value of project assets pledged as collateral	351,070
Short-term bank borrowings secured by assets | Shanghai Pudong Development Bank
Borrowings
Bank loan secured by pledge of prepaid land use rights	47,046
Short-term bank borrowings secured by assets | Maybank
Borrowings
Short-term bank loans secured by pledge of project assets	156,065
Net book value of project assets pledged as collateral	175,281
Short-term bank borrowings secured by assets | China Construction Bank
Borrowings
Bank borrowing loan against asset	45,000
Net book value of buildings pledged as collateral	97,560
Net book value of prepaid land use rights pledged as collateral	24,328
Short-term bank borrowings secured by assets | China Everbright Bank
Borrowings
Bank loan secured by pledge of prepaid land use rights	50,000
Net book value of prepaid land use rights pledged as collateral	7,929
First short-term bank borrowings secured by assets | China Construction Bank
Borrowings
Bank borrowing loan against asset	49,000
Net book value of buildings pledged as collateral	67,061
Long-term loan | Bank of Jiangsu
Borrowings
Bank loan secured by pledge of prepaid land use rights	35,000
Net book value of prepaid land use rights pledged as collateral	8,231
Long-term loan | Industrial and Commercial Bank of China
Borrowings
Bank loan secured by pledge of prepaid land use rights	84,000
Net book value of prepaid land use rights pledged as collateral	69,043
Long-term loan | Bank of Tianjin
Borrowings
Bank loan secured by pledge of prepaid land use rights	150,000
Net book value of prepaid land use rights pledged as collateral	40,661
Long-term loan | China Construction Bank
Borrowings
Bank loan secured by pledge of prepaid land use rights	45,000
Net book value of prepaid land use rights pledged as collateral	24,328
Long-term loan | China Everbright Bank
Borrowings
Bank loan secured by pledge of prepaid land use rights	1,152,000
Net book value of prepaid land use rights pledged as collateral	¥ 200,315
Unsecured long-term bank borrowings
Borrowings
Weighted average interest rate (as a percent)	4.99%	5.36%
Principal amount of short-term borrowings	¥ 686,507	¥ 906,662
Long-term bank borrowings secured by buildings, machineries and equipment and construction in progress | Industrial and Commercial Bank of China | Hefei High-Tech Industrial Development Zone Management Co., Ltd
Borrowings
Long-term entrustment loan secured by pledge of property, plant and equipment and land use rights	1,152,000
Net book value of buildings, machineries and equipment and construction in progress pledged as collateral	600,806
Net book value of prepaid land use rights pledged as collateral	200,315
Long term bank borrowings secured by assets | China Merchants Bank
Borrowings
Long-term bank loans secured by pledge of project assets	232,860
Net book value of project assets pledged as collateral	351,070
Long term bank borrowings secured by assets | Bank of Tianjin
Borrowings
Long-term bank loan secured by pledge of buildings and land use rights	150,000
Net book value of buildings pledged as collateral	104,761
Net book value of prepaid land use rights pledged as collateral	40,661
Long term bank borrowings secured by assets | 77 Bank
Borrowings
Long-term bank loans secured by pledge of project assets	12,542
Net book value of project assets pledged as collateral	6,895
First long term bank borrowings secured by assets | Industrial and Commercial Bank of China
Borrowings
Long-term bank loans secured by pledge of project assets	504,000
Net book value of project assets pledged as collateral	544,919	574,014
Second long term bank borrowings secured by assets | Industrial and Commercial Bank of China
Borrowings
Long-term bank loan secured by pledge of buildings and land use rights	84,000
Net book value of buildings pledged as collateral	214,217
Long-term bank loans secured by pledge of project assets	235,500
Net book value of project assets pledged as collateral	232,603	¥ 194,919
Net book value of prepaid land use rights pledged as collateral	¥ 69,043
Long-term bank borrowings secured by assets including restricted cash
Borrowings
Weighted average interest rate (as a percent)	5.12%	5.14%
Principal amount of long-term borrowings	¥ 2,370,902	¥ 2,320,031
Minimum
Borrowings
Maturity period	1 month
Minimum | Unsecured short-term bank borrowings
Borrowings
Interest rate (as a percent)	0.85%	0.60%
Minimum | Short-term borrowings secured by restricted cash
Borrowings
Interest rate (as a percent)	2.17%	1.64%
Minimum | Short-term bank borrowings secured by assets
Borrowings
Interest rate (as a percent)	2.24%	1.90%
Minimum | Unsecured long-term bank borrowings
Borrowings
Interest rate (as a percent)	1.23%	1.00%
Minimum | Long-term bank borrowings secured by assets including restricted cash
Borrowings
Interest rate (as a percent)	2.20%	2.20%
Maximum
Borrowings
Maturity period	149 months
Maximum | Unsecured short-term bank borrowings
Borrowings
Interest rate (as a percent)	5.66%	5.70%
Maximum | Short-term borrowings secured by restricted cash
Borrowings
Interest rate (as a percent)	4.85%	3.85%
Maximum | Short-term bank borrowings secured by assets
Borrowings
Interest rate (as a percent)	5.22%	6.09%
Maximum | Unsecured long-term bank borrowings
Borrowings
Interest rate (as a percent)	5.70%	6.60%
Maximum | Long-term bank borrowings secured by assets including restricted cash
Borrowings
Interest rate (as a percent)	6.15%	7.01%